Evercore Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Broadline Retail - 1.2%
MercadoLibre, Inc. (a)	3,180	$5,498,284

Building Materials - 1.6%
Builders FirstSource, Inc. (a)	93,080	7,663,276

Electrical Equipment - 2.3%
Generac Holdings, Inc. (a)	56,000	10,938,480

Energy - 3.0%
EOG Resources, Inc.	97,620	14,112,923

Engineering & Construction - 5.0%
Comfort Systems USA, Inc.	17,000	23,442,830

Financial Services - 18.1%
Blackrock, Inc.	11,890	11,434,732
JPMorgan Chase & Co.	66,440	19,543,990
Mastercard, Inc. - Class A	36,280	18,127,665
Morgan Stanley	139,000	22,875,230
The Blackstone, Inc. - Class A	116,120	13,352,639
		85,334,256

Health Care Services - 2.8%
Thermo Fisher Scientific, Inc.	27,220	13,379,447

Home Furnishings - 2.1%
SharkNinja, Inc. (a)	93,000	9,848,700

Insurance - 5.6%
Chubb Ltd.	46,965	15,307,302
Progressive Corp.	55,265	10,955,734
		26,263,036

Internet - 2.0%
Spotify Technology SA (a)	18,989	9,207,956

Management of Companies and Enterprises - 4.3%
Viking Holdings Ltd. (a)	274,375	20,161,075

Office Equipment - 5.0%
Apple, Inc.	92,960	23,592,318

Pipelines - 4.3%
Williams Cos., Inc.	279,230	20,322,359

Property Management - 2.8%
CBRE Group, Inc. - Class A (a)	99,125	13,427,473

Semiconductors - 9.0%
NVIDIA Corp.	243,515	42,469,016

Services - 12.9%
Alphabet, Inc. - Class A	45,805	13,171,686
Alphabet, Inc. - Class C	93,265	26,753,998
Amazon.com, Inc. (a)	99,420	20,706,203
		60,631,887

Software - 6.0%
Adobe, Inc. (a)	23,770	5,778,012
Microsoft Corp.	60,340	22,336,058
		28,114,070

Specialty Retail - 8.3%
AutoZone, Inc. (a)	4,755	16,061,344
Crocs, Inc. (a)	115,390	9,579,678
Home Depot, Inc.	41,530	13,658,801
		39,299,823

Transportation - 2.0%
Uber Technologies, Inc. (a)	132,845	9,555,541
TOTAL COMMON STOCKS (Cost $192,672,911)		463,262,750

REAL ESTATE INVESTMENT TRUSTS - 1.6%	Shares	Value
REITS - 1.6%
American Tower Corp.	42,915	7,406,271
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,677,150)		7,406,271

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.58% (b)	886,926	886,926
TOTAL MONEY MARKET FUNDS (Cost $886,926)		886,926

TOTAL INVESTMENTS - 100.1% (Cost $199,236,987)		471,555,947
Liabilities in Excess of Other Assets - (0.1)%		(459,707)
TOTAL NET ASSETS - 100.0%		$471,096,240

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Evercore Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$463,262,750	$–	$–	$463,262,750
Real Estate Investment Trusts	7,406,271	–	–	7,406,271
Money Market Funds	886,926	–	–	886,926
Total Investments	$471,555,947	$–	$–	$471,555,947

Refer to the Schedule of Investments for further disaggregation of investment categories.